Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000228384
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 17,505	$ 14,920	$ 14,250	$ 13,051	$ 10,591	$ 11,033	$ 9,917	$ 10,518	$ 9,770	$ 9,457	$ 9,449
C000228383
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 18,812	15,999	15,242	13,925	11,324	11,764	10,553	11,181	10,385	10,031	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
FEDERATED INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
FEDERATED INDEX: ICE 3M US T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 3M US T-Bill Index
Account Value	$ 11,914	11,320	10,779	10,625	10,619	10,549	10,314	10,124	10,038	10,005	10,000
FEDERATED INDEX: Morningstar Equity Market Neutral Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Equity Market Neutral Funds Average
Account Value	$ 13,139	12,058	11,452	10,799	10,078	10,630	10,626	10,650	10,299	10,176	10,000
FEDERATED INDEX: ICE 3M US T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE 3M US T-Bill Index
Account Value	$ 11,914	11,320	10,779	10,625	10,619	10,549	10,314	10,124	10,038	10,005	10,000
FEDERATED INDEX: Morningstar Equity Market Neutral Funds
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Equity Market Neutral Funds Average
Account Value	$ 13,139	$ 12,058	$ 11,452	$ 10,799	$ 10,078	$ 10,630	$ 10,626	$ 10,650	$ 10,299	$ 10,176	$ 10,000